Expense Example, No Redemption {- Fidelity Advisor® High Income Advantage Fund} - 10.31 Fidelity Advisor High Income Advantage Fund - AMCIZ PRO-13 - Fidelity Advisor® High Income Advantage Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor High Income Advantage Fund-Class A
Expense Example, No Redemption:
1 Year	$ 498
3 Years	707
5 Years	934
10 Years	1,586
Fidelity Advisor High Income Advantage Fund-Class M
Expense Example, No Redemption:
1 Year	498
3 Years	707
5 Years	934
10 Years	1,586
Fidelity Advisor High Income Advantage Fund-Class C
Expense Example, No Redemption:
1 Year	178
3 Years	556
5 Years	961
10 Years	1,888
Fidelity Advisor High Income Advantage Fund - Class I
Expense Example, No Redemption:
1 Year	77
3 Years	241
5 Years	421
10 Years	941
Class Z
Expense Example, No Redemption:
1 Year	67
3 Years	211
5 Years	368
10 Years	$ 822